Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Share
The following table reconciles the computation of basic
and diluted earnings per share:
For the Year ended December 31
millions of dollars (except per share amounts) 2025 2024
Numerator
Net income attributable to common shareholders $
1,014.2 $
493.6
Diluted numerator
1,014.2
493.6
Denominator
Weighted average shares of common stock outstanding – basic
299.2
289.1
Stock-based compensation
0.5
0.1
Weighted average shares of common stock outstanding – diluted
299.7
289.2
Earnings per common share
Basic
$
3.39 $
1.71
Diluted $
3.38 $
1.71